Sales revenues (Policies)	12 Months Ended
Dec. 31, 2021
Sales Revenues
Accounting policy for revenues

8.5.	Accounting policy for revenues

The Company evaluates contracts with customers that will be subject to revenue recognition and identifies the distinct goods and services promised in each of them.

Performance obligations are promises to transfer to the customer: (i) goods or services (or a bundle of goods or services) that are distinct, and (ii) a series of distinct goods or services that have the same characteristics or are substantially the same and that have the same pattern of transfer to the customer.

Revenues are measured based on the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. Transaction prices are based on contractually stated prices, reflecting the Company's pricing methodologies and policies based on market parameters.

When transferring a good, that is, when the customer obtains its control, the company satisfies the performance obligation and recognizes the respective revenue, which usually occurs at a point in time upon delivery.